Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2017 and 2016 are presented in the following table:

					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2017
Common Equity Tier 1 Capital
(CET1) (to Risk Weighted
Assets) *
Consolidated	$60,438	10.2%	$26,765	≥ 4.5%	N/A	N/A
Bank	$63,649	10.7%	$26,704	≥ 4.5%	$38,573	6.5%
Total Capital (to Risk Weighted
Assets)
Consolidated	$63,273	10.6%	$47,581	≥ 8.0%	N/A	N/A
Bank	$66,559	11.2%	$47,474	≥ 8.0%	$59,343	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$60,438	10.2%	$35,686	≥ 6.0%	N/A	N/A
Bank	$63,649	10.7%	$35,606	≥ 6.0%	$47,474	8.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$60,438	9.2%	$26,198	≥ 4.0%	N/A	N/A
Bank	$63,649	8.5%	$29,838	≥ 4.0%	$37,298	5.0%

As of December 31, 2016
Common Equity Tier 1 Capital
(CET1) (to Risk Weighted
Assets) *
Consolidated	$75,273	16.2%	$20,912	≥ 4.5%	N/A	N/A
Bank	$73,559	15.9%	$20,878	≥ 4.5%	$30,157	6.5%
Total Capital (to Risk Weighted
Assets)
Consolidated	$78,618	16.9%	$37,177	≥ 8.0%	N/A	N/A
Bank	$76,959	16.6%	$37,116	≥ 8.0%	$46,395	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$75,273	16.2%	$27,882	≥ 6.0%	N/A	N/A
Bank	$73,559	15.9%	$27,837	≥ 6.0%	$37,116	8.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$75,273	12.5%	$24,147	≥ 4.0%	N/A	N/A
Bank	$73,559	12.0%	$24,461	≥ 4.0%	$30,576	5.0%
*CET1 is effective as of January 1, 2016